Investments	6 Months Ended
Jun. 30, 2025
Interests In Other Entities [Abstract]
Investments	Investments
At fair value through profit or loss
The investment in other companies of $45.0 million relates to the purchase of 10% of the shares of Anglo-
Eastern Univan Group Limited and to a stake held in SwissMarine by Golden Ocean Group Ltd of
$44.8 million. The investments are measured at fair value, with changes in fair value recognised through profit or loss. The Company received a dividend of $3.7 million from Anglo-Eastern Univan Group Limited during the first six months of 2025.
Equity-accounted investees

(in thousands of USD)	June 30, 2025	December 31, 2024
Assets
Interest in joint ventures	21,374	16,806
Interest in associates	6,749	—
TOTAL ASSETS	28,123	16,806

Associates

(in thousands of USD)	June 30, 2025
Business Combinations	6,322
Group's share of profit (loss) for the period	427
Carrying amount of interest at the end of the period	6,749
Joint Ventures
The following table contains a roll forward of the balance sheet amounts with respect to the Group’s joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	(330)	850
Offset investment with shareholders loan	848	(848)
Balance at January 1, 2024	518	2

Reversal prior year offset investment with shareholders loan	(848)	848
Group's share of profit (loss) for the period	920	—
Capital increase/(decrease) in joint ventures	3,796	—
Movement shareholders loans to joint ventures	—	4,485
Business combinations	12,399	11,638
Translation differences	(475)	(290)

Gross balance	16,311	16,683

Offset investment with shareholders loan	495	(495)
Balance at December 31, 2024	16,806	16,188

Reversal prior year offset investment with shareholders loan	(495)	495
Group's share of profit (loss) for the period	1,144	—
Movement shareholders loans to joint ventures	—	1,331
Dividends received from joint ventures	(625)	—
Translation differences	1,359	1,562
Business combinations	2,089	—

Gross balance	20,278	19,576
Offset investment with shareholders loan	1,096	(1,096)
Balance at June 30, 2025	21,374	18,480

The increase in investments in equity accounted investees at June 30, 2025 is mainly related to the acquisition of Golden Ocean Group Ltd (see Note 5).